Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2023
Net income per ordinary share
Schedule of basic and diluted net income per ordinary share

	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	(As adjusted)	(As adjusted)
	RMB	RMB	RMB
Numerator:
Net income attributable to RLX Technology Inc.	2,024,713	1,441,219	534,328
Numerator for basic and diluted net income per ordinary share	2,024,713	1,441,219	534,328
Denominator:
Weighted average number of ordinary shares(i)	1,401,371,494	1,319,732,802	1,311,401,901
Denominator used for net income per ordinary share - basic	1,401,371,494	1,319,732,802	1,311,401,901
Adjustments for dilutive options and RSUs	8,319,385	8,411,290	29,043,752
Denominator for net income per ordinary share - diluted	1,409,690,879	1,328,144,092	1,340,445,653
Net income per ordinary share
- Basic	1.445	1.092	0.407
- Diluted	1.436	1.085	0.399